Goodwill and Other Intangible Assets, Net - the estimated amortization expense (Details) - USD ($) $ in Millions	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets, Amortization Expense, Maturity Schedule [Abstract]
2022		$ 93
2023		93
2024		72
2025		51
2026		50
Thereafter		387
Total	$ 718	$ 746	$ 348